Expense Example, No Redemption - Class C	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	160	540	945	2,077	164	542	944	2,071	158	542	952	2,095	167	534	926	2,024	163	518	897	1,960